Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	For the Year Ended December 31,
	2018	2017	2016
Vessel revenue
Scorpio Kamsarmax Pool	$87,305	$67,825	$31,319
Scorpio Ultramax Pool	155,197	94,380	46,227
SCM	—	—	856
Total vessel revenue	$242,502	$162,205	$78,402
Voyage expense:
SCM	$—	$172	$319
Vessel operating cost:
SSM	$13,361	$9,379	7,191
Port agent	117	13	—
Insurance brokerage	1,721	—	—
Total vessel operating cost	$15,199	$9,392	$7,191
General and administrative expense:
SCM	$45	$108	$43
SSM	99	—	—
SSH	6,707	5,643	3,949
SUK	1,665	971	862
Total general and administrative expense	$8,516	$6,722	$4,854
Income (loss) from equity investment
Scorpio Tankers Inc.	$(7,178)	$—	$—
Write down on assets held for sale
SCM	$—	$147	$500
SSM	—	200	500
Total write down on assets held for sale	$—	$347	$1,000
At December 31, 2018 and December 31, 2017, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2018	2017
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$4,017	$3,977
Scorpio Ultramax Pool	3,321	2,578
Total due from related parties-current	$7,338	$6,555
Due from related parties non-current:
Scorpio Kamsarmax Pool	$4,806	$5,080
Scorpio Ultramax Pool	10,542	10,741
Total due from related parties non-current	$15,348	$15,821
Equity investment in Scorpio Tankers Inc.	$92,281	$—
Liabilities
Due to related parties-current :
SCM	$8	$—
SSM	116	69
SSH	357	297
Total due to related parties-current	$481	$366